RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Non-Executive Chairman [Member]
Disclosure of transactions between related parties [line items]
Consulting fees	$ 21
Key management personnel and other related parties [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities		$ 3	$ 28